Risk Management Activities - Commodity Risk Management (Details) - Commodity risk management t in Thousands, kJ in Billions	Dec. 31, 2018 MWh kJ t	Dec. 31, 2017 MWh kJ t
Electricity | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold	2,128,000	1,997,000
Notional amount purchased	0	44,000
Electricity | Non-Hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold	58,885,000	14,688,000
Notional amount purchased	37,023,000	7,348,000
Natural gas | Non-Hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold | kJ	80,413	74,194
Notional amount purchased | kJ	110,488	103,805
Transmission | Non-Hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold	29,000	1,000
Notional amount purchased	11,163,000	3,455,000
Emissions | Non-Hedges
Disclosure of detailed information about hedges [line items]
Derivative, Nonmonetary Notional Amount Sold, Emissions | t	3,134	516
Derivative, Nonmonetary Notional Amount Purchased, Emissions | t	2,948	717